Revenue (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2018	Jan. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 401,200	$ 482,900	$ 1,616,500			$ 1,760,000	$ 1,389,200
REVENUE	407,801	491,386	1,649,917	$ 1,791,711	$ 1,426,132
Contract with Customer, Asset, before Allowance for Credit Loss	276,100		218,800	198,300
Retail Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	386,208	452,876	1,546,041	1,589,170	1,351,431
Other non-606 revenue	5,706	7,739	30,414	29,171	35,248
Retail Revenue [Member] | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,179	4,657	14,016	17,845	16,785
Retail Revenue [Member] | Residential Revenue | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	180,969	204,748	660,559	688,487	595,692
Retail Revenue [Member] | Small Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	63,196	69,879	241,800	247,655	211,997
Retail Revenue [Member] | Large Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	125,209	170,978	619,899	625,351	518,069
Retail Revenue [Member] | Public Lighting | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	14,655	2,614	9,767	9,832	8,888
Wholesale Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	12,622	24,251	56,557	148,517	25,059
Miscellaneous revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,387	5,754	13,864	22,284	12,214
RTO Capacity Revenue	7	4,848	8,210	11,750	734
Other non-606 revenue	878	766	3,041	2,569	2,180
Miscellaneous revenue [Member] | Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,380	906	5,654	10,534	11,480
Electricity [Member]
Disaggregation of Revenue [Line Items]
REVENUE	407,801	491,386	1,649,917	1,791,711	1,426,132
Indianapolis Power And Light Company
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	401,200	482,900	1,616,500	1,760,000	1,389,200
Other non-606 revenue	878	766
REVENUE	407,801	491,386	1,649,917	1,791,711	1,426,132
Contract with Customer, Asset, before Allowance for Credit Loss	276,100	218,800				$ 218,800		$ 198,300
Indianapolis Power And Light Company | Retail Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	386,208	452,876	1,546,041	1,589,170	1,351,431
Other non-606 revenue			30,414	29,171	35,248
Indianapolis Power And Light Company | Retail Revenue [Member] | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			14,016	17,845	16,785
Indianapolis Power And Light Company | Retail Revenue [Member] | Residential Revenue | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			660,559	688,487	595,692
Indianapolis Power And Light Company | Retail Revenue [Member] | Small Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			241,800	247,655	211,997
Indianapolis Power And Light Company | Retail Revenue [Member] | Large Commercial and Industrial | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			619,899	625,351	518,069
Indianapolis Power And Light Company | Retail Revenue [Member] | Public Lighting | Utility
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			9,767	9,832	8,888
Indianapolis Power And Light Company | Wholesale Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	12,622	24,251	56,557	148,517	25,059
Indianapolis Power And Light Company | Miscellaneous revenue [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,387	5,754	13,864	22,284	12,214
RTO Capacity Revenue	$ 7	$ 4,848	8,210	11,750	734
Other non-606 revenue			3,041	2,569	2,180
Indianapolis Power And Light Company | Miscellaneous revenue [Member] | Transmission Revenue
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax			5,654	10,534	11,480
Indianapolis Power And Light Company | Electricity [Member]
Disaggregation of Revenue [Line Items]
REVENUE			$ 1,649,917	$ 1,791,711	$ 1,426,132